UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07377

Morgan Stanley Insight Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	November 30,

Date of reporting period:	May 31, 2019

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Insight Fund
(formerly Morgan Stanley Multi Cap Growth Trust)

Semi-Annual Report

May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Insight Fund

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Expense Example	9
Portfolio of Investments	11
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Notes to Financial Statements	18
Financial Highlights	37
Privacy Notice	42

Welcome Shareholder,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Morgan Stanley Insight Fund (the "Fund") (formerly Morgan Stanley Multi Cap Growth Trust) performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended May 31, 2019

Total Return for the 6 Months Ended May 31, 2019
Class A	Class L	Class I	Class C	Class IS	Russell 3000® Growth Index[1]	Lipper Multi-Cap Growth Funds Index[2]
15.60%	15.32%	15.73%	15.18%	15.75%	3.52%	5.08%

The performance of Morgan Stanley Insight Fund's (the "Fund") five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

In the six-month period ended May 31, 2019, U.S. stocks rallied back from a bout of heightened volatility to end the period moderately higher. Toward the end of 2018, investor confidence was rattled by geopolitical concerns, including trade tensions and tariffs, softer global economic data and concern that the U.S. Federal Reserve's (Fed) intention to continue raising interest rates in 2019 could be too aggressive if the U.S. economy slowed further. These concerns drove a sharp sell-off in U.S. and global stock markets at the end of 2018. However, sentiment reversed in early 2019 after the Fed decided to take a more dovish approach. In addition, economic data in the U.S. and across the globe produced some positive surprises, and corporate earnings reports were generally better than expected. Stocks rallied strongly though the first four months of 2019, recouping the losses from late 2018.

Within the Russell 3000® Growth Index, the top-performing sectors for the reporting period were real estate, communication services and information technology, while energy, health care and industrials were the weakest performers.

Performance Analysis

All share classes of the Fund outperformed both the Russell 3000® Growth Index (the "Index") and the Lipper Multi-Cap Growth Funds Index for the six months ended May 31, 2019, assuming no deduction of applicable sales charges.

The long-term investment horizon and conviction-weighted investment approach embraced by the team since 1998 can result in periods of performance deviation from the benchmark and peers. The Fund outperformed the Index this reporting period primarily due to favorable stock selection, which offset a modest loss from sector allocation.

Nearly all of the Fund's relative outperformance over the Index was driven by our stock selection in information technology (IT). Among the Fund's holdings, eight of the top 10 positive contributors to performance were IT stocks. Several of these stocks are software-as-a-service (SAAS) providers. SAAS providers have benefited from a generally strong demand environment, as enterprises continue to embark on digital transformation projects and employ cloud-based solutions to modernize their software and technology infrastructure, improve efficiency, enhance agility in responding to new business opportunities and harness data to make more informed business decisions. Stock selection in the health care sector was a smaller positive contributor to performance, although the relative gain was partially offset by the negative impact of our overweight to the sector. Like the IT sector, the Fund's outperformance in the health care sector was led by an SAAS provider that serves life sciences companies. An underweight allocation to the industrials sector also benefited relative results.

The communication services sector was the largest drag on relative performance, primarily due to stock selection. The Fund's holdings in two stocks that are not included in the Index were particularly detrimental. A digital home services marketplace operator underperformed because its quarterly results and outlook missed expectations due to the company's greater investment spending to support various growth initiatives. A music streaming service provider's shares declined despite solid reported results, as management indicated the company expects to ramp up investments in research, development and content, which may impede near-term profit growth. Stock selection in the consumer discretionary sector also slightly detracted from performance. A holding in an e-commerce and blockchain company was the weakest performer within the consumer discretionary sector and second largest detractor from relative performance. The Fund's zero weighting in real estate also had a small negative impact on relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 05/31/19
Amazon.com, Inc.	6.4%
MongoDB, Inc.	6.1
Veeva Systems, Inc., Class A	5.5
Coupa Software, Inc.	5.1
Shopify, Inc., Class A	5.0
Twilio, Inc., Class A	4.9
Illumina, Inc.	4.6
Twitter, Inc.	4.6
Intuitive Surgical, Inc.	4.4
Spotify Technology SA	4.2
TOP FIVE INDUSTRIES as of 05/31/19
Information Technology Services	22.8%
Software	15.4
Internet & Direct Marketing Retail	13.6
Entertainment	7.5
Health Care Technology	7.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

Under normal circumstances, the Fund's assets will be invested primarily in a portfolio of common stocks of companies with market capitalizations, at the time of purchase, within the capitalization range of the companies comprising the Russell 3000® Growth Index, which as of December 31, 2018 was between $3.9 million and $768.7 billion. The Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks long-term capital appreciation by investing primarily in established and emerging companies. The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Fund may invest in equity securities. The Fund may, but it is not required to, use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the Fund's exposure in the types of securities listed in the Fund's prospectus to the extent they have economic characteristics similar to such securities.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-Port. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Port filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended May 31, 2019

Symbol	Class A Shares* (since 07/28/97) CPOAX		Class L Shares** (since 07/28/97) CPOCX	Class I Shares† (since 07/28/97) CPODX	Class C Shares†† (since 04/30/15) MSCMX		Class IS Shares††† (since 09/13/13) MCRTX
1 Year	20.71 14.38[4]	%[3]	20.17 —%[3]	21.05 —%[3]	19.82 18.82[4]	%[3]	21.08 —%[3]
5 Years	18.71[3] 17.43[4]		18.11[3] —	19.08[3] —	— —		19.15[3] —
10 Years	19.31[3] 18.67[4]		18.60[3] —	19.66[3] —	— —		— —
Since Inception	10.47[3] 10.20[4]		9.73[3] —	10.75[3] —	18.35 [3] 18.35[4]		19.19[3] —
Gross Expense Ratio	1.15		1.63	0.86	1.90		2.80

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund share. Performance for Class A, Class L, Class I, Class C and Class IS shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 5.25%.

**  Class L has no sales charge. Class L shares are closed to new investments.

†  Class I has no sales charge.

††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

†††  Class IS has no sales charge.

(1)  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Cap Growth Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/18 – 05/31/19.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	12/01/18	05/31/19	12/01/18 – 05/31/19
Class A
Actual (15.60% return)	$1,000.00	$1,156.00	$5.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.45	$5.54
Class L
Actual (15.32% return)	$1,000.00	$1,153.20	$8.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.90	$8.10
Class I
Actual (15.73% return)	$1,000.00	$1,157.30	$4.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.89	$4.08
Class C
Actual (15.18% return)	$1,000.00	$1,151.80	$9.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.81	$9.20
Class IS
Actual (15.75% return)	$1,000.00	$1,157.50	$4.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.09	$3.88

  @  Expenses are equal to the Fund's annualized expense ratios of 1.10%, 1.61%, 0.81%, 1.83% and 0.77% for Class A, Class L, Class I, Class C and Class IS shares, respectively, multiplied by the average account value over the period and multiplied by 182/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.11%, 1.62%, 0.82%, 1.84% and 0.78% for Class A, Class L, Class I, Class C and Class IS shares, respectively.

Morgan Stanley Insight Fund

Portfolio of Investments  ■  May 31, 2019 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (92.2%)
	Biotechnology (0.8%)
101,103	Alnylam Pharmaceuticals, Inc. (a)	$6,826,474
319,783	Moderna, Inc. (a)(b)	6,645,091
		13,471,565
	Entertainment (7.5%)
164,544	Netflix, Inc. (a)	56,484,664
580,196	Spotify Technology SA (a)	72,861,014
		129,345,678
	Health Care Equipment & Supplies (6.0%)
221,121	DexCom, Inc. (a)	26,821,977
164,449	Intuitive Surgical, Inc. (a)	76,444,118
		103,266,095
	Health Care Providers & Services (3.7%)
638,602	Covetrus, Inc. (a)	15,747,925
372,379	Guardant Health, Inc. (a)	28,628,498
292,975	HealthEquity, Inc. (a)	19,148,846
		63,525,269
	Health Care Technology (7.5%)
10,234	Agilon Health Topco, Inc. (a)(c)(d)(e) (acquisition cost - $3,870,089; acquired 11/07/18)	3,966,084
522,418	Inspire Medical Systems, Inc. (a)	29,500,945
616,725	Veeva Systems, Inc., Class A (a)	95,154,500
		128,621,529
	Household Durables (1.5%)
286,786	Roku, Inc. (a)	25,925,454
	Information Technology Services (22.8%)
34,518	Adyen N.V. (a)	27,755,946
750,319	MongoDB, Inc. (a)	105,299,768
NUMBER OF SHARES		VALUE
572,425	Okta, Inc. (a)	$64,809,958
314,302	Shopify, Inc., Class A (a)	86,401,620
392,441	Square, Inc., Class A (a)	24,311,720
639,008	Twilio, Inc., Class A (a)	84,342,666
		392,921,678
	Interactive Media & Services (4.6%)
2,179,671	Twitter, Inc. (a)	79,427,211
	Internet & Direct Marketing Retail (13.0%)
61,717	Amazon.com, Inc. (a)	109,551,995
1,047,654	Farfetch Ltd., Class A (a)	21,005,463
67,094	MercadoLibre, Inc. (a)	38,278,469
1,233,644	Overstock.com, Inc. (a)(b)	11,781,300
293,887	Wayfair, Inc., Class A (a)	42,322,667
		222,939,894
	Life Sciences Tools & Services (6.4%)
260,415	Illumina, Inc. (a)	79,923,968
1,080,564	NanoString Technologies, Inc. (a)	30,731,240
		110,655,208
	Road & Rail (3.0%)
1,169,048	Uber Technologies, Inc. (a)	47,241,230
77,181	Uber Technologies, Inc. (a)(f) (acquisition cost - $3,764,289; acquired 12/03/15)	2,900,562
		50,141,792
	Software (15.4%)
802,555	Coupa Software, Inc. (a)	87,647,031
316,611	Elastic N.V. (a)(b)	25,977,933
94,287	ServiceNow, Inc. (a)	24,696,594
1,564,412	Smartsheet, Inc., Class A (a)	67,238,428
129,521	Trade Desk, Inc. (The), Class A (a)	25,750,070
126,198	Workday, Inc., Class A (a)	25,759,536

See Notes to Financial Statements

Morgan Stanley Insight Fund

Portfolio of Investments  ■  May 31, 2019 (unaudited) continued

NUMBER OF SHARES		VALUE
108,499	Zoom Video Communications, Inc. (a)	$8,650,625
		265,720,217
	Total Common Stocks (Cost $1,323,371,776)	1,585,961,590
	Preferred Stocks (1.2%)
	Electronic Equipment, Instruments & Components (0.1%)
82,075	Magic Leap, Series C (a)(c)(d)(e) (acquisition cost - $1,890,434; acquired 12/22/15)	2,216,025
	Internet & Direct Marketing Retail (0.4%)
58,155	Airbnb, Inc., Series D (a)(c)(d)(e) (acquisition cost - $2,367,666; acquired 04/16/14)	7,439,769
	Life Sciences Tools & Services (0.7%)
901,243	10X Genomics, Inc., Series B (a)(c)(d)(e) (acquisition cost - $2,947,065; acquired 12/19/14)	11,671,097
	Software (0.0%)
197,427	Lookout, Inc., Series F (a)(c)(d)(e) (acquisition cost - $2,255,228; acquired 06/17/14)	475,799
	Total Preferred Stocks (Cost $9,460,393)	21,802,690
NUMBER OF SHARES (000)		VALUE
	Short-Term Investments (7.5%)
	Securities held as Collateral on Loaned Securities (1.0%)
	Investment Company (0.7%)
11,539	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 9)	$11,538,591
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.3%)
$942	Barclays Capital, Inc. (2.28%, dated 05/31/19, due 06/03/19; proceeds $941,779; fully collateralized by various U.S. Government obligations; 0.00% - 3.00% due 02/27/20 - 02/15/49; valued at $960,432)	941,600
1,839	Barclays Capital, Inc. (2.48%, dated 05/31/19, due 06/03/19; proceeds $1,838,947; fully collateralized by various U.S. Government obligations; 3.00% due 02/15/47; valued at 1,875,340)	1,838,566
1,395	HSBC Securities USA, Inc. (2.48%, dated 05/31/19, due 06/03/19; proceeds $1,395,063; fully collateralized by various U.S. Government obligations; 0.00% - 4.50% due 08/15/19 - 11/15/48; valued at $1,422,670)	1,394,775

See Notes to Financial Statements

Morgan Stanley Insight Fund

Portfolio of Investments  ■  May 31, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		VALUE
$1,680	Merrill Lynch & Co., Inc. (2.48%, dated 05/31/19, due 06/03/19; proceeds $1,680,036; fully collateralized by various U.S. Government obligations; 3.00% due 05/15/45; valued at $1,713,287)	$1,679,689
		5,854,630
	Total Securities held as Collateral on Loaned Securities (Cost $17,393,221)	17,393,221
NUMBER OF SHARES (000)
	Investment Company (6.5%)
111,738	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 9) (Cost $111,738,427)	111,738,427
	Total Short-Term Investments (Cost $129,131,648)	129,131,648
Total Investments Excluding Purchased Options (Cost $1,461,963,817)	100.9%	1,736,895,928
Total Purchased Options Outstanding (Cost $2,619,793)	0.1%	690,854
Total Investments (Cost $1,464,583,610) (g)(h)	101.0%	1,737,586,782
Liabilities in Excess of Other Assets	(1.0)	(16,522,182)
Net Assets	100.0%	$1,721,064,600

  (a)  Non-income producing security.

  (b)  All or a portion of this security was on loan at May 31, 2019.

  (c)  At May 31, 2019, the Fund held fair valued securities valued at $25,768,774, representing 1.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (d)  Illiquid security.

  (e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2019 amounts to $25,768,774 and represents 1.5% of net assets.

  (f)  Security has been deemed by the investment manager to be illiquid and is subject to restrictions on resale. At May 31, 2019, this security amounted to $2,900,562, which represents 0.2% of net assets of the Fund.

  (g)  The fair value and percentage of net assets, $27,755,946 and 1.6%, respectively, represents a security that has been fair valued under the fair valuation policy for international investments as described in Note 1-A within the Notes to the Financial Statements.

  (h)  At May 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $348,382,262 and the aggregate gross unrealized depreciation is $75,379,090, resulting in net unrealized appreciation of $273,003,172.

See Notes to Financial Statements

Morgan Stanley Insight Fund

Portfolio of Investments  ■  May 31, 2019 (unaudited) continued

Call Options Purchased:

The Fund had the following call options purchased open at May 31, 2019:

COUNTERPARTY	DESCRIPTION	STRIKE PRICE		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000)	VALUE	PREMIUMS PAID	UNREALIZED DEPRECIATION
BNP Paribas	USD/CNH	CNH	7.58	Jan-20	189,470,483	189,470	$596,264	$969,925	$(373,661)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul-19	149,520,469	149,520	4,336	728,527	(724,191)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct-19	156,690,646	156,691	90,254	921,341	(831,087)
							$690,854	$2,619,793	$(1,928,939)

Currency Abbreviations:

CNH  Chinese Yuan Renminbi Offshore.

USD  United States Dollar.

Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Information Technology Services	$392,921,678		22.8%
Software	266,196,016		15.4
Internet & Direct Marketing Retail	230,379,663		13.4
Entertainment	129,345,678		7.5
Health Care Technology	128,621,529		7.5
Life Sciences Tools & Services	122,326,305		7.1
Investment Company	111,738,427		6.5
Health Care Equipment & Supplies	103,266,095		6.0
Interactive Media & Services	79,427,211		4.6
Health Care Providers & Services	63,525,269		3.7
Road & Rail	50,141,792		3.0
Household Durables	25,925,454		1.5
Biotechnology	13,471,565		0.8
Electronic Equipment, Instruments & Components	2,216,025		0.1
Purchased Options	690,854		0.1
	$1,720,193,561	+	100.0%

  +  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Insight Fund

Financial Statements

Statement of Assets and Liabilities May 31, 2019 (unaudited)

Assets:
Investments in securities, at value (cost $1,341,306,592) (Including $16,635,014 for securities loaned)	$1,614,309,764
Investment in affiliate, at value (cost $123,277,018)	123,277,018
Total investments in securities, at value (cost $1,464,583,610)	1,737,586,782
Receivable for:
Shares of beneficial interest sold	7,167,991
Investments sold	1,110,875
Securities lending income	349,542
Dividends from affiliate	243,201
Prepaid expenses and other assets	401,543
Total Assets	1,746,859,934
Liabilities:
Collateral on securities loaned, at value	17,393,221
Due to broker	660,000
Payable for:
Investments purchased	5,034,772
Shares of beneficial interest redeemed	1,325,417
Advisory fee	908,116
Distribution fee	284,693
Administration fee	113,813
Transfer and sub transfer agent fees	35,592
Accrued expenses and other payables	39,710
Total Liabilities	25,795,334
Net Assets	$1,721,064,600
Composition of Net Assets:
Paid-in-capital	$1,382,036,899
Total distributable earnings	339,027,701
Net Assets	$1,721,064,600
Class A Shares:
Net Assets	$991,642,922
Shares Outstanding (unlimited shares authorized, $0.01 par value)	23,770,010
Net Asset Value Per Share	$41.72
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$44.03
Class L Shares:
Net Assets	$31,779,557
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,066,356
Net Asset Value Per Share	$29.80
Class I Shares:
Net Assets	$567,809,757
Shares Outstanding (unlimited shares authorized, $0.01 par value)	12,231,102
Net Asset Value Per Share	$46.42
Class C Shares:
Net Assets	$73,095,725
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,489,465
Net Asset Value Per Share	$29.36
Class IS Shares:
Net Assets	$56,736,639
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,216,050
Net Asset Value Per Share	$46.66

See Notes to Financial Statements

Morgan Stanley Insight Fund

Financial Statements continued

Statement of Operations For the six months ended May 31, 2019 (unaudited)

Net Investment Loss: Income
Income from securities loaned - net	$1,161,466
Dividends from affiliate (Note 9)	820,622
Dividends	248,182
Total Income	2,230,270
Expenses
Advisory fee (Note 4)	4,158,575
Distribution fee (Class A shares) (Note 5)	972,472
Distribution fee (Class B shares) (Note 5)*	3,283
Distribution fee (Class L shares) (Note 5)	112,701
Distribution fee (Class C shares) (Note 5)	234,973
Administration fee (Note 4)	508,062
Sub transfer agent fees and expenses (Class A shares)	270,702
Sub transfer agent fees and expenses (Class B shares)*	395
Sub transfer agent fees and expenses (Class L shares)	9,824
Sub transfer agent fees and expenses (Class I shares)	90,084
Sub transfer agent fees and expenses (Class C shares)	9,991
Transfer agent fees and expenses (Class A shares) (Note 7)	70,563
Transfer agent fees and expenses (Class B shares) (Note 7)*	1,170
Transfer agent fees and expenses (Class L shares) (Note 7)	4,403
Transfer agent fees and expenses (Class I shares) (Note 7)	10,772
Transfer agent fees and expenses (Class C shares) (Note 7)	5,843
Transfer agent fees and expenses (Class IS shares) (Note 7)	668
Registration fees	78,408
Professional fees	68,916
Shareholder reports and notices	45,252
Trustees' fees and expenses	14,842
Custodian fees (Note 8)	13,186
Other	27,170
Total Expenses	6,712,255
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(69,984)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)*	(757)
Less: reimbursement of class specific expenses (Class IS shares) (Note 4)	(23)
Net Expenses	6,641,491
Net Investment Loss	(4,411,221)
Realized and Unrealized Gain (Loss): Realized Gain on:
Investments	66,828,363
Foreign currency translation	1,289
Net Realized Gain	66,829,652
Change in Unrealized Appreciation (Depreciation) on:
Investments	114,373,547
Net Gain	181,203,199
Net Increase	$176,791,978

*  All Class B shares were redeemed/converted to Class A shares as of May 31, 2019.

See Notes to Financial Statements

Morgan Stanley Insight Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MAY 31, 2019	FOR THE YEAR ENDED NOVEMBER 30, 2018
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(4,411,221)	$(4,078,834)
Net realized gain	66,829,652	81,643,026
Net change in unrealized appreciation (depreciation)	114,373,547	29,279,293
Net Increase	176,791,978	106,843,485
Dividends and Distributions to Shareholders:
Class A shares	(48,241,203)	(70,640,479)
Class B shares*	(109,991)	(399,830)
Class L shares	(3,005,562)	(7,785,040)
Class I shares	(17,988,161)	(18,648,154)
Class C shares	(2,874,876)	(834,703)
Class IS shares	(49,331)	(2,854)
Total Dividends and Distributions to Shareholders	(72,269,124)	(98,311,060)
Net increase from transactions in shares of beneficial interest	667,675,784	514,267,562
Net Increase	772,198,638	522,799,987
Net Assets:
Beginning of period	948,865,962	426,065,975
End of Period	$1,721,064,600	$948,865,962

*  All Class B shares were redeemed/converted to Class A shares as of May 31, 2019.

See Notes to Financial Statements

Morgan Stanley Insight Fund

Notes to Financial Statements  ■  May 31, 2019 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Insight Fund (the "Fund") (name changed on February 11, 2019, formerly Morgan Stanley Multi Cap Growth Trust) is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares, Class C shares and Class IS shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares, Class I shares and Class IS shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions. Effective February 28, 2019, Class B shares will generally convert to Class A shares approximately six years after the end of the calendar month in which the shares were purchased. As of the reporting period, all Class B shares were redeemed/converted to Class A shares.

The following is a summary of significant accounting policies:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Morgan Stanley Insight Fund

Notes to Financial Statements  ■  May 31, 2019 (unaudited) continued

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (6) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing

Morgan Stanley Insight Fund

Notes to Financial Statements  ■  May 31, 2019 (unaudited) continued

service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Morgan Stanley Insight Fund

Notes to Financial Statements  ■  May 31, 2019 (unaudited) continued

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

Morgan Stanley Insight Fund

Notes to Financial Statements  ■  May 31, 2019 (unaudited) continued

The following table presents financial instruments that are subject to enforceable netting arrangements as of May 31, 2019:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$16,635,014	(a)	$—	$(16,635,014	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $17,393,221, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $81,800 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards CodificationTM ("ASC") 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2019:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Common Stocks	$17,393,221	$—	$—	$—	$17,393,221
Total Borrowings	$17,393,221	$—	$—	$—	$17,393,221
Gross amount of recognized liabilities for securities lending transactions					$17,393,221

F. Repurchase Agreements — The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs,

Morgan Stanley Insight Fund

Notes to Financial Statements  ■  May 31, 2019 (unaudited) continued

additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

G. Restricted Securities — The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities, if any, are identified in the Portfolio of Investments.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an

Morgan Stanley Insight Fund

Notes to Financial Statements  ■  May 31, 2019 (unaudited) continued

asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2019:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Common Stocks
Biotechnology	$13,471,565	$—	$—	$13,471,565
Entertainment	129,345,678	—	—	129,345,678
Health Care Equipment & Supplies	103,266,095	—	—	103,266,095
Health Care Providers & Services	63,525,269	—	—	63,525,269
Health Care Technology	124,655,445	—	3,966,084	128,621,529
Household Durables	25,925,454	—	—	25,925,454
Information Technology Services	365,165,732	27,755,946	—	392,921,678
Interactive Media & Services	79,427,211	—	—	79,427,211
Internet & Direct Marketing Retail	222,939,894	—	—	222,939,894
Life Sciences Tools & Services	110,655,208	—	—	110,655,208

Morgan Stanley Insight Fund

Notes to Financial Statements  ■  May 31, 2019 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets (cont'd):
Common Stocks (cont'd)
Road & Rail	$47,241,230	$2,900,562	$—	$50,141,792
Software	265,720,217	—	—	265,720,217
Total Common Stocks	1,551,338,998	30,656,508	3,966,084	1,585,961,590
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	2,216,025	2,216,025
Internet & Direct Marketing Retail	—	—	7,439,769	7,439,769
Life Sciences Tools & Services	—	—	11,671,097	11,671,097
Software	—	—	475,799	475,799
Total Preferred Stocks	—	—	21,802,690	21,802,690
Call Options Purchased	—	690,854	—	690,854
Short-Term Investments
Investment Company	123,277,018	—	—	123,277,018
Repurchase Agreements	—	5,854,630	—	5,854,630
Total Short-Term Investments	123,277,018	5,854,630	—	129,131,648
Total Assets	$1,674,616,016	$37,201,992	$25,768,774	$1,737,586,782

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCK	PREFERRED STOCKS
Beginning Balance	$3,870,089	$22,014,195
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	(2,900,562)
Change in unrealized appreciation (depreciation)	95,995	2,689,057
Realized gains (losses)	—	—
Ending Balance	$3,966,084	$21,802,690
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2019	$95,995	$3,180,600

Morgan Stanley Insight Fund

Notes to Financial Statements  ■  May 31, 2019 (unaudited) continued

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of May 31, 2019.

	FAIR VALUE AT MAY 31, 2019	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	AMOUNT OR RANGE/ WEIGHTED AVERAGE*		IMPACT TO VALUATION FROM AN INCREASE IN INPUT**
Common Stock	$3,966,084	Market Transaction Method	Precedent Transaction	$378.16		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.8	x	Increase
			Discount for Lack of Marketability	10.0%		Decrease
Preferred Stocks	$21,802,690	Market Transaction Method	Precedent Transaction	$12.73–$27.00/$15.01		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.5%–19.5%/16.1%		Decrease
			Perpetual Growth Rate	3.0%–4.0%/3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.9x–11.8x/6.0x		Increase
			Discount for Lack of Marketability	10.0%–20.0%/13.2%		Decrease
		Comparable Transactions	Enterprise Value/ Revenue	2.2x—22.4x/6.2x		Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Insight Fund

Notes to Financial Statements  ■  May 31, 2019 (unaudited) continued

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options — In respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving

Morgan Stanley Insight Fund

Notes to Financial Statements  ■  May 31, 2019 (unaudited) continued

unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of May 31, 2019:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Currency Risk	Investments, at Value (Purchased Options)	$690,854	(d)

(d)  Amounts are included in Investments in securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended May 31, 2019 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	PURCHASED OPTIONS(e)
Currency Risk	$(468,636)

Morgan Stanley Insight Fund

Notes to Financial Statements  ■  May 31, 2019 (unaudited) continued

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	PURCHASED OPTIONS(e)
Currency Risk	$(1,247,951)

(e)  Amount are included in Realized and Unrealized Gain (Loss) on Investments in the Statement of Operations.

At May 31, 2019, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES	ASSETS(f)		LIABILITIES(f)
Purchased Options	$690,854	(d)	$—

(d)  Amounts are included in Investments in securities in the Statement of Assets and Liabilities.

(f)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

Morgan Stanley Insight Fund

Notes to Financial Statements  ■  May 31, 2019 (unaudited) continued

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of May 31, 2019:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNP Paribas	$596,264	$—	$(590,000)	$6,264
Royal Bank of Scotland	94,590	—	(70,000)	24,590
Total	$690,854	$—	$(660,000)	$30,854

For the six months ended May 31, 2019, the average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	482,099,972

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.595% to the portion of the daily net assets exceeding $3 billion. For the six months ended May 31, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.64% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.27% for Class A, 2.02% for Class B, 1.77% for Class L, 0.92% for Class I, 2.02% for Class C and 0.85% for

Morgan Stanley Insight Fund

Notes to Financial Statements  ■  May 31, 2019 (unaudited) continued

Class IS. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended May 31, 2019, $780 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.00% of the average daily net assets of Class B shares; (iii) Class L — up to 0.75% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. As of the reporting period, all Class B shares were redeemed/converted to Class A shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2019, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.75% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2019, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $75,663 and $8,804, respectively, and received $1,434,707 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

Morgan Stanley Insight Fund

Notes to Financial Statements  ■  May 31, 2019 (unaudited) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED MAY 31, 2019		FOR THE YEAR ENDED NOVEMBER 30, 2018
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	10,774,018	$424,972,585	9,525,653	$370,888,807
Conversion from Class B	29,005	1,171,859	17,358	640,744
Reinvestment of distributions	1,367,152	47,426,501	2,121,419	68,891,437
Redeemed	(4,587,534)	(176,625,173)	(3,126,893)	(117,915,752)
Net increase — Class A	7,582,641	296,945,772	8,537,537	322,505,236
CLASS B SHARES*
Exchanged	4,226	101,868	12,280	332,663
Conversion to Class A	(41,351)	(1,171,859)	(23,760)	(640,744)
Reinvestment of distributions	4,499	109,747	16,657	396,107
Redeemed	(5,024)	(135,692)	(10,581)	(271,383)
Net decrease — Class B	(37,650)	(1,095,936)	(5,404)	(183,357)
CLASS L SHARES
Exchanged	3,157	79,756	4,805	116,423
Reinvestment of distributions	116,366	2,890,534	311,177	7,497,919
Redeemed	(82,546)	(2,129,654)	(138,321)	(3,795,095)
Net increase — Class L	36,977	840,636	177,661	3,819,247
CLASS I SHARES
Sold	9,084,807	393,941,625	6,368,361	265,873,974
Reinvestment of distributions	454,420	17,522,451	507,703	18,168,418
Redeemed	(3,235,193)	(136,044,304)	(2,940,961)	(122,597,820)
Net increase — Class I	6,304,034	275,419,772	3,935,103	161,444,572
CLASS C SHARES
Sold	1,649,914	45,494,859	975,386	27,812,861
Reinvestment of distributions	115,749	2,835,861	34,206	825,111
Redeemed	(270,740)	(7,120,601)	(98,137)	(2,704,873)
Net increase — Class C	1,494,923	41,210,119	911,455	25,933,099
CLASS IS SHARES
Sold	1,215,852	55,004,289	21,899	962,045
Reinvestment of distributions	1,250	48,421	—	—
Redeemed	(17,907)	(697,289)	(5,355)	(213,280)
Net increase — Class IS	1,199,195	54,355,421	16,544	748,765
Net increase in Fund	16,580,120	$667,675,784	13,572,896	$514,267,562

*  All Class B shares were redeemed/converted to Class A shares as of May 31, 2019.

Morgan Stanley Insight Fund

Notes to Financial Statements  ■  May 31, 2019 (unaudited) continued

7. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Fund pays DST a fee based on the number of classes, accounts and transactions relating to the Fund.

8. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended May 31, 2019, aggregated $937,458,992 and $439,186,238, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended May 31, 2019, advisory fees paid were reduced by $69,984 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended May 31, 2019 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE NOVEMBER 30, 2018	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE MAY 31, 2019
Liquidity Funds	$26,102,451	$622,991,592	$525,817,025	$820,622	$—	$—	$123,277,018

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended May 31, 2019, the Fund did not engage in cross-trade transactions.

Morgan Stanley Insight Fund

Notes to Financial Statements  ■  May 31, 2019 (unaudited) continued

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended November 30, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 DISTRIBUTIONS PAID FROM:		2017 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$13,459,213	$84,851,847	$—	$29,973,391

Morgan Stanley Insight Fund

Notes to Financial Statements  ■  May 31, 2019 (unaudited) continued

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, tax adjustments on passive foreign investment companies sold by the Fund and a net operating loss, resulted in the following reclassifications among the Fund's components of net assets at November 30, 2018:

TOTAL DISTRIBUTABLE EARNINGS (LOSS)	PAID-IN-CAPITAL
$—	$—

At November 30, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$25,698,409	$52,014,744

11. Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Morgan Stanley Insight Fund

Notes to Financial Statements  ■  May 31, 2019 (unaudited) continued

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended May 31, 2019, the Fund did not have any borrowings under the Facility.

13. Other

At May 31, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 36.1%.

Morgan Stanley Insight Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED NOVEMBER 30,
	MONTHS ENDED
	MAY 31, 2019		2018		2017		2016(1)		2015		2014
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$39.12		$40.28		$31.06		$35.07		$35.01		$34.14
Income (loss) from investment operations:
Net investment loss(2)	(0.15)		(0.24)		(0.30)		(0.20)		(0.32)		(0.27)
Net realized and unrealized gain (loss)	5.67		8.25		12.43		(1.00)		2.67		4.24
Total income (loss) from investment operations	5.52		8.01		12.13		(1.20)		2.35		3.97
Less distributions from net realized gain	(2.92)		(9.17)		(2.91)		(2.81)		(2.29)		(3.10)
Net asset value, end of period	$41.72		$39.12		$40.28		$31.06		$35.07		$35.01
Total Return(3)	15.60	%(8)	24.69%		42.79%		(3.52)%		7.63%		12.66%
Ratios to Average Net Assets:
Net expenses	1.10	%(4)(9)	1.14	%(4)	1.23	%(4)(5)	1.23	%(4)(6)	1.25	%(4)(5)	1.26	%(4)(5)
Net investment loss	(0.76	)%(4)(9)	(0.64	)%(4)	(0.86	)%(4)(5)	(0.65	)%(4)(6)	(0.96	)%(4)(5)	(0.82	)%(4)(5)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.01%		0.00	%(7)	0.00	%(7)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$991,643		$633,294		$308,159		$240,399		$282,164		$288,042
Portfolio turnover rate	36	%(8)	73%		69%		46%		28%		39%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2017	1.26%	(0.89)%
November 30, 2015	1.27	(0.98)
November 30, 2014	1.30	(0.86)

(6)  If the Fund had not received the reimbursement from the Custodian, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2016	1.24%	(0.66)%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Insight Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED NOVEMBER 30,
	MONTHS ENDED
	MAY 31, 2019		2018		2017		2016(1)		2015		2014
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$28.88		$32.18		$25.51		$29.46		$29.93		$29.77
Income (loss) from investment operations:
Net investment loss(2)	(0.18)		(0.30)		(0.38)		(0.30)		(0.42)		(0.37)
Net realized and unrealized gain (loss)	4.02		6.17		9.96		(0.84)		2.24		3.63
Total income (loss) from investment operations	3.84		5.87		9.58		(1.14)		1.82		3.26
Less distributions from net realized gain	(2.92)		(9.17)		(2.91)		(2.81)		(2.29)		(3.10)
Net asset value, end of period	$29.80		$28.88		$32.18		$25.51		$29.46		$29.93
Total Return(3)	15.32	%(7)	24.10%		42.02%		(4.04)%		7.11%		12.08%
Ratios to Average Net Assets:
Net expenses	1.61	%(4)(8)	1.62	%(4)	1.76	%(4)(5)	1.77	%(4)(5)	1.76	%(4)(5)	1.76	%(4)(5)
Net investment loss	(1.28	)%(4)(8)	(1.08	)%(4)	(1.39	)%(4)(5)	(1.19	)%(4)(5)	(1.47	)%(4)(5)	(1.31	)%(4)(5)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.01%		0.01%		0.00	%(6)	0.00	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$31,780		$29,730		$27,412		$23,398		$28,861		$29,625
Portfolio turnover rate	36	%(7)	73%		69%		46%		28%		39%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2017	1.80%	(1.43)%
November 30, 2016	1.78	(1.20)
November 30, 2015	1.80	(1.51)
November 30, 2014	1.80	(1.35)

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Insight Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED NOVEMBER 30,
	MONTHS ENDED
	MAY 31, 2019		2018		2017		2016(1)		2015		2014
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$43.14		$43.40		$33.15		$37.12		$36.79		$35.61
Income (loss) from investment operations:
Net investment loss(2)	(0.10)		(0.16)		(0.19)		(0.11)		(0.22)		(0.17)
Net realized and unrealized gain (loss)	6.30		9.07		13.35		(1.05)		2.84		4.45
Total income (loss) from investment operations	6.20		8.91		13.16		(1.16)		2.62		4.28
Less distributions from net realized gain	(2.92)		(9.17)		(2.91)		(2.81)		(2.29)		(3.10)
Net asset value, end of period	$46.42		$43.14		$43.40		$33.15		$37.12		$36.79
Total Return(3)	15.73	%(7)	25.06%		43.23%		(3.20)%		8.02%		13.04%
Ratios to Average Net Assets:
Net expenses	0.81	%(4)(8)	0.85	%(4)	0.91	%(4)(5)	0.92	%(4)(5)	0.90	%(4)(5)	0.91	%(4)(5)
Net investment loss	(0.45	)%(4)(8)	(0.38	)%(4)	(0.52	)%(4)(5)	(0.34	)%(4)(5)	(0.61	)%(4)(5)	(0.48	)%(4)(5)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.01%		0.01%		0.00	%(6)	0.00	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$567,810		$255,670		$86,453		$53,851		$60,534		$59,883
Portfolio turnover rate	36	%(7)	73%		69%		46%		28%		39%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2017	0.95%	(0.56)%
November 30, 2016	0.94	(0.36)
November 30, 2015	0.92	(0.63)
November 30, 2014	1.01	(0.58)

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Insight Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED NOVEMBER 30,						FOR THE PERIOD
	MONTHS ENDED								APRIL 30, 2015(2) TO
	MAY 31, 2019		2018		2017		2016(1)		NOVEMBER 30, 2015
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$28.53		$31.96		$25.41		$29.42		$28.60
Income (loss) from investment operations:
Net investment loss(3)	(0.20)		(0.42)		(0.44)		(0.36)		(0.30)
Net realized and unrealized gain (loss)	3.95		6.16		9.90		(0.84)		1.13
Total income (loss) from investment operations	3.75		5.74		9.46		(1.20)		0.83
Less distributions from net realized gain	(2.92)		(9.17)		(2.91)		(2.81)		(0.01)
Net asset value, end of period	$29.36		$28.53		$31.96		$25.41		$29.42
Total Return(4)	15.18	%(8)	23.77%		41.68%		(4.27)%		2.91	%(8)
Ratios to Average Net Assets:
Net expenses	1.83	%(5)(9)	1.89	%(5)	2.02	%(5)(6)	2.02	%(5)(6)	2.02	%(5)(6)(9)
Net investment loss	(1.46	)%(5)(9)	(1.49	)%(5)	(1.58	)%(5)(6)	(1.42	)%(5)(6)	(1.76	)%(5)(6)(9)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.01%		0.00	%(7)	0.00	%(7)(9)
Supplemental Data:
Net assets, end of period, in thousands	$73,096		$28,371		$2,656		$1,107		$693
Portfolio turnover rate	36	%(8)	73%		69%		46%		28%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Commencement of offering.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were reimbursed or waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2017	2.13%	(1.69)%
November 30, 2016	2.21	(1.61)
November 30, 2015(9)	2.38	(2.12)

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Insight Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED NOVEMBER 30,
	MONTHS ENDED
	MAY 31, 2019		2018		2017		2016(1)		2015		2014
	(unaudited)
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$43.34		$43.55		$33.23		$37.18		$36.83		$35.62
Income (loss) from investment operations:
Net investment loss(2)	(0.06)		(0.24)		(0.18)		(0.08)		(0.20)		(0.14)
Net realized and unrealized gain (loss)	6.30		9.20		13.41		(1.06)		2.84		4.45
Total income (loss) from investment operations	6.24		8.96		13.23		(1.14)		2.64		4.31
Less distributions from net realized gain	(2.92)		(9.17)		(2.91)		(2.81)		(2.29)		(3.10)
Net asset value, end of period	$46.66		$43.34		$43.55		$33.23		$37.18		$36.83
Total Return(3)	15.75	%(8)	25.09%		43.35%		(3.13)%		8.07%		13.13%
Ratios to Average Net Assets:
Net expenses	0.77	%(4)(5)(9)	0.84	%(4)(5)	0.85	%(4)(5)	0.83	%(4)(5)(6)	0.85	%(4)(5)	0.84	%(4)(5)
Net investment loss	(0.25	)%(4)(5)(9)	(0.57	)%(4)(5)	(0.48	)%(4)(5)	(0.25	)%(4)(5)(6)	(0.55	)%(4)(5)	(0.40	)%(4)(5)
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$56,737		$730		$14		$10		$12		$11
Portfolio turnover rate	36	%(8)	73%		69%		46%		28%		39%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2019	0.78%	(0.26)%
November 30, 2018	2.80	(2.53)
November 30, 2017	17.07	(16.70)
November 30, 2016	19.43	(18.85)
November 30, 2015	15.68	(15.38)
November 30, 2014	18.31	(17.87)

(6)  If the Fund had not received the reimbursement from the Custodian, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2016	0.84%	(0.26)%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Insight Fund

Privacy Notice (unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Morgan Stanley Insight Fund

Privacy Notice (unaudited) continued

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Morgan Stanley Insight Fund

Privacy Notice (unaudited) continued

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed

Officers

John H. Gernon
President and Principal Executive Officer
Timothy J. Knierim
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary
Michael J. Key
Vice President

Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2019 Morgan Stanley

CPOSAN
2611605 EXP. 07.31.20

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insight Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
July 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
July 16, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 16, 2019